Document and Entity Information	Oct. 07, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000895419
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	WOLFSPEED, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40863
Entity Tax Identification Number	56-1572719
Entity Address, Address Line One	4600 Silicon Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	407-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00125 par value
Trading Symbol	WOLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false